Related Party Transactions - Schedule of Transactions With Related Parties (Details) - Related party - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Will Gray		$ 1,354	$ 886,113
Will Gray | Payable
RELATED PARTY TRANSACTIONS
Will Gray			170,000
Will Gray | Payable
RELATED PARTY TRANSACTIONS
Will Gray			6,464
Mike Rugen | Payable
RELATED PARTY TRANSACTIONS
Will Gray		1,354	21,115
Joel Solis | Payable
RELATED PARTY TRANSACTIONS
Will Gray			175,000
Liberty Pump & Supply, Co. | Payable
RELATED PARTY TRANSACTIONS
Will Gray			393,072
Tall City Well Service | Payable
RELATED PARTY TRANSACTIONS
Will Gray			$ 120,462